Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt Instruments
As of December 31, 2021 and 2020, our debt consisted of the following (in millions):

	December 31,
	2021	2020
Senior Secured Notes:
7.000% due 2024	$1,250	$1,250
5.875% due 2025	1,500	1,500
5.125% due 2027	1,500	1,500
3.700% due 2029	1,500	1,500
3.72% weighted average rate due 2039	2,721	1,971

Total Senior Secured Notes	8,471	7,721
CCH Credit Facility (1)	1,728	2,627
$1.2 billion CCH Working Capital Facility (“CCH Working Capital Facility”) (2)	250	140

Total Debt	10,449	10,488

Current portion of long-term debt	(117)	(129)
Short-term debt	(250)	(140)
Unamortized discount and debt issuance costs, net	(96)	(118)

Total long-term debt, net of discount and debt issuance costs	$9,986	$10,101

(1)	A portion of the outstanding balance that is due within one year is classified as current portion of long-term debt.
(2)	The CCH Working Capital Facility is classified as short-term debt.

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2021 (in millions):

Years Ending December 31,	Principal Payments
2022	$367
2023	67
2024	2,794
2025	1,500
2026	—
Thereafter	5,721

Total	$10,449

Schedule of Line of Credit Facilities
Below is a summary of our credit facilities outstanding as of December 31, 2021 (in millions):

	CCH Credit Facility (1)	CCH Working Capital Facility (2)
Original facility size	$8,404	$350
Incremental commitments	1,566	850
Less:
Outstanding balance	1,729	250
Commitments prepaid or terminated	8,241	—
Letters of credit issued	—	361

Available commitment	$—	$589
Priority ranking	Senior secured	Senior secured
Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75% (3)	LIBOR plus 1.25% - 1.75% or base rate plus 0.25% - 0.75% (3)
Weighted average interest rate of outstanding balance	1.85%	3.50%
Commitment fees on undrawn balance	n/a	0.50%
Maturity date	June 30, 2024	June 29, 2023

(1)
Our obligations under the CCH Credit Facility are secured by a first priority lien on substantially all of our and our subsidiaries assets and by a pledge by Cheniere CCH Holdco I, LLC of its limited liability company interests in us.

(2)
Our obligations under the CCH Working Capital Facility are secured by substantially all of our and the CCH Guarantors assets as well as all of the membership interests in us and each of the CCH Guarantors on a pari passu
basis with the CCH Senior Secured Notes and the CCH Credit Facility.

(3)	These facilities were amended in 2021 to establish a SOFR-indexed replacement rate for LIBOR.

Schedule of Interest Expense
Total interest expense, net of capitalized interest consisted of the following (in millions):

	Year Ended December 31,
	2021	2020	2019
Total interest cost	$473	$484	$539
Capitalized interest, including amounts capitalized as an AFUDC	(26)	(119)	(261)

Total interest expense, net of capitalized interest	$447	$365	$278

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table shows the carrying amount and estimated fair value of our debt (in millions):

	December 31, 2021		December 31, 2020
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes —Level 2 (1)	$6,500	$7,095	$5,750	$6,669
Senior notes —Level 3 (2)	1,971	2,227	1,971	2,387
Credit facilities —Level 3 (3)	1,978	1,978	2,767	2,767

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.